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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-21269
                                                                       _____________________________

Evergreen Income Advantage Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

 Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                  _______________

Date of fiscal year end: Registrant is making a quarterly filing for one of its series, Evergreen Income Advantage Fund, for the quarter ended January 31, 2006. This one series has an April 30 fiscal year end.

Date of reporting period: January 31, 2006
                                            _______________

Item 1 – Schedule of Investments

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 138.6%
CONSUMER DISCRETIONARY 43.3%
Auto Components 3.1%
Accuride Corp., 8.50%, 02/01/2015	$7,250,000	$7,250,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 þ	14,350,000	14,493,500
TRW Automotive, Inc., 11.00%, 02/15/2013 þ	7,000,000	7,980,000

		29,723,500

Diversified Consumer Services 1.6%
Carriage Services, Inc., 7.875%, 01/15/2015	3,600,000	3,676,500
Service Corporation International:
6.75%, 04/01/2016	7,475,000	7,428,281
7.00%, 06/15/2017 144A	3,700,000	3,774,000

		14,878,781

Hotels, Restaurants & Leisure 9.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	10,537,500
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	10,930,000	11,695,100
Friendly Ice Cream Corp., 8.375%, 06/15/2012 þ	3,325,000	3,017,438
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 þ	7,000,000	6,877,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 þ	7,500,000	7,396,875
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	10,000,000	10,700,000
MGM MIRAGE, Inc., 9.75%, 06/01/2007	13,000,000	13,715,000
Seneca Gaming Corp., Ser. B, 7.25%, 05/01/2012 144A	3,500,000	3,561,250
Town Sports International, Inc., 9.625%, 04/15/2011	6,325,000	6,657,062
Universal City Development Partners, Ltd., 11.75%, 04/01/2010 þ	12,750,000	14,248,125

		88,405,850

Household Durables 2.7%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 þ	7,000,000	7,087,500
Jarden Corp., 9.75%, 05/01/2012	6,475,000	6,507,375
Standard Pacific Corp., 9.25%, 04/15/2012 þ	7,000,000	7,315,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	4,800,000	4,884,000

		25,793,875

Media 16.7%
AMC Entertainment, Inc.:
9.875%, 02/01/2012 þ	5,000,000	4,775,000
Ser. B, 8.625%, 08/15/2012 þ	11,430,000	11,887,200
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	10,510,000	10,063,325
CCO Holdings, LLC, 8.75%, 11/15/2013	7,500,000	7,237,500
Cinemark USA, Inc., 9.00%, 02/01/2013	12,000,000	12,735,000
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	12,477,500
12.125%, 11/15/2012 þ	7,000,000	8,137,500
Emmis Communications Corp., FRN, 10.37%, 06/15/2012 þ	1,422,857	1,431,750
Houghton Mifflin Co., 8.25%, 02/01/2011	14,125,000	14,760,625
Mediacom Communications Corp., 9.50%, 01/15/2013 þ	21,250,000	21,196,875
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	9,000,000	8,685,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	12,000,000	13,560,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	12,500,000	12,718,750
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 þ	11,200,000	11,060,000
Visant Corp., 7.625%, 10/01/2012	7,465,000	7,483,662

		158,209,687

Multi-line Retail 1.5%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015 144A þ	7,000,000	7,297,500
10.375%, 10/15/2015 144A	7,000,000	7,253,750

		14,551,250

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 4.9%
American Achievement Corp., 8.25%, 04/01/2012	$6,155,000	$6,331,956
Central Garden & Pet Co., 9.125%, 02/01/2013	7,000,000	7,385,000
FTD, Inc., 7.75%, 02/15/2014	7,359,000	7,377,398
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	10,787,500
United Auto Group, Inc., 9.625%, 03/15/2012	13,500,000	14,411,250

		46,293,104

Textiles, Apparel & Luxury Goods 3.5%
Levi Strauss & Co.:
9.75%, 01/15/2015	7,025,000	7,437,719
12.25%, 12/15/2012	6,500,000	7,410,000
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	2,866,875
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,345,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,440,000

		33,499,594

CONSUMER STAPLES 6.2%
Food & Staples Retailing 2.3%
Ingles Markets, Inc., 8.875%, 12/01/2011 þ	7,000,000	7,385,000
Rite Aid Corp., 12.50%, 09/15/2006	13,675,000	14,290,375

		21,675,375

Food Products 2.9%
Chiquita Brands International, Inc., 8.875%, 12/01/2015 þ	14,000,000	13,055,000
Del Monte Foods Co.:
6.75%, 02/15/2015	1,600,000	1,596,000
8.625%, 12/15/2012	9,220,000	9,819,300
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,510,500

		27,980,800

Personal Products 1.0%
Playtex Products, Inc., 8.00%, 03/01/2011	9,000,000	9,686,250

ENERGY 15.3%
Energy Equipment & Services 4.4%
Dresser, Inc., 9.375%, 04/15/2011	14,000,000	14,805,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	4,100,000	4,305,000
Hanover Compressor Co., 8.75%, 09/01/2011	7,000,000	7,411,250
Parker Drilling Co., 9.625%, 10/01/2013 þ	11,955,000	13,479,263
SESI, LLC, 8.875%, 05/15/2011	2,000,000	2,105,000

		42,105,513

Oil, Gas & Consumable Fuels 10.9%
ANR Pipeline Co., 8.875%, 03/15/2010	2,735,000	2,939,466
Chesapeake Energy Corp.:
6.875%, 01/15/2016 þ	6,860,000	7,031,500
7.50%, 09/15/2013	7,000,000	7,463,750
7.75%, 01/15/2015 þ	10,000,000	10,675,000
El Paso Corp., 7.875%, 06/15/2012	7,000,000	7,437,500
El Paso Production Holding Co., 7.75%, 06/01/2013	10,500,000	11,156,250
Exco Resources, Inc., 7.25%, 01/15/2011	2,245,000	2,289,900
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	12,953,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	12,999,000	14,071,417
Premcor Refining Group, Inc., 9.50%, 02/01/2013	6,500,000	7,249,535
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,300,000	2,403,500
Williams Cos.:
7.50%, 01/15/2031	6,750,000	7,188,750
8.125%, 03/15/2012	9,750,000	10,712,812

		103,573,130

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 6.7%
Consumer Finance 3.9%
General Motors Acceptance Corp.:
5.625%, 05/15/2009 þ	$8,000,000	$7,500,976
6.125%, 09/15/2006 þ	5,200,000	5,145,608
Northern Telecom Capital Corp., 7.875%, 06/15/2026 þ	9,000,000	8,865,000
Terra Capital, Inc., 11.50%, 06/01/2010 	8,550,000	9,576,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	6,500,000	6,435,000

		37,522,584

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	8,750,000	9,296,875

Real Estate 1.8%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	7,425,000	7,777,688
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,400,000	1,428,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	7,825,000	7,746,750

		16,952,438

HEALTH CARE 5.9%
Health Care Equipment & Supplies 1.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,303,600

Health Care Providers & Services 4.3%
Extendicare Health Services, Inc., 9.50%, 07/01/2010 	13,000,000	13,861,250
HCA, Inc., 8.75%, 09/01/2010	12,750,000	14,121,173
IASIS Healthcare Corp., 8.75%, 06/15/2014	5,100,000	5,246,625
Select Medical Corp., 7.625%, 02/01/2015	8,150,000	7,294,250

		40,523,298

INDUSTRIALS 5.1%
Commercial Services & Supplies 1.5%
Allied Waste North America, Inc., 9.25%, 09/01/2012 þ	13,000,000	14,137,500

Machinery 3.6%
Case New Holland, Inc., 9.25%, 08/01/2011	23,250,000	24,993,750
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	3,950,000	4,009,250
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	5,616,000	5,840,640

		34,843,640

INFORMATION TECHNOLOGY 6.0%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,381,000

IT Services 3.4%
Stratus Technologies, Inc., 10.375%, 12/01/2008	5,000,000	5,225,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	21,350,000	22,310,750
10.25%, 08/15/2015 144A	4,150,000	4,191,500

		31,727,250

Software 1.6%
UGS Corp., 10.00%, 06/01/2012	14,060,000	15,536,300

MATERIALS 28.0%
Chemicals 9.5%
Equistar Chemicals, LP, 10.625%, 05/01/2011	14,000,000	15,470,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	12,660,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	8,050,000
Huntsman International, LLC, 11.50%, 07/15/2012	15,085,000	17,385,462

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co.:
9.50%, 12/15/2008	$1,178,000	$1,241,318
10.50%, 06/01/2013 þ	11,565,000	13,097,362
11.125%, 07/15/2012 þ	4,435,000	5,000,463
PQ Corp., 7.50%, 02/15/2013 144A	7,655,000	7,253,112
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	9,750,000	10,213,125

		90,370,842

Containers & Packaging 6.2%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	12,500,000	13,031,250
Graham Packaging Co., 9.875%, 10/15/2014 þ	7,250,000	7,213,750
Graphic Packaging International, Inc., 9.50%, 08/15/2013 þ	15,000,000	14,175,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013 þ	10,525,000	11,130,188
8.75%, 11/15/2012 þ	12,150,000	13,122,000

		58,672,188

Metals & Mining 9.2%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	11,275,000	11,049,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	8,800,000	9,174,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 þ	4,750,000	4,839,062
10.125%, 02/01/2010 þ	9,000,000	9,900,000
Indalex Holding Corp., 11.50%, 02/01/2014 144A	16,000,000	15,880,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	10,500,000	11,208,750
United States Steel Corp., 10.75%, 08/01/2008	22,675,000	25,282,625

		87,333,937

Paper & Forest Products 3.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	3,500,000	3,246,250
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,575,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	4,170,000	4,086,600
8.125%, 05/15/2011	14,000,000	14,315,000

		29,222,850

TELECOMMUNICATION SERVICES 13.6%
Diversified Telecommunication Services 5.0%
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	8,326,500
Insight Midwest, LP:
9.75%, 10/01/2009 þ	8,000,000	8,300,000
10.50%, 11/01/2010	8,000,000	8,470,000
Qwest Communications International, Inc.:
7.875%, 09/01/2011	7,300,000	7,756,250
8.875%, 03/15/2012	13,000,000	14,462,500

		47,315,250

Wireless Telecommunication Services 8.6%
Alamosa Holdings, Inc.:
8.50%, 01/31/2012.	3,500,000	3,810,625
11.00%, 07/31/2010.	3,400,000	3,825,000
American Cellular Corp., 10.00%, 08/01/2011	5,500,000	6,008,750
Centennial Communications Corp.:
10.00%, 01/01/2013 144A þ	3,500,000	3,640,000
10.125%, 06/15/2013	10,000,000	11,000,000

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Dobson Communications Corp.:
8.375%, 11/01/2011	$3,500,000	$3,745,000
8.875%, 10/01/2013 þ	4,000,000	4,050,000
Horizon PCS, Inc., 11.375%, 07/15/2012	4,975,000	5,758,562
Rural Cellular Corp.:
8.25%, 03/15/2012	13,500,000	14,293,125
9.75%, 01/15/2010 þ	7,350,000	7,533,750
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	10,000,000	10,576,350
UbiquiTel, Inc., 9.875%, 03/01/2011	3,375,000	3,720,938
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	3,325,000	3,782,187

		81,744,287

UTILITIES 8.5%
Electric Utilities 3.6%
Edison Mission Energy, 10.00%, 08/15/2008	13,000,000	14,202,500
Reliant Energy, Inc.:
9.25%, 07/15/2010	7,000,000	6,947,500
9.50%, 07/15/2013 þ	13,000,000	12,935,000

		34,085,000

Independent Power Producers & Energy Traders 4.9%
AES Corp., 9.00%, 05/15/2015 144A	11,250,000	12,375,000
Dynegy, Inc., 10.125%, 07/15/2013 144A	13,000,000	14,738,750
Mirant Corp., 7.375%, 12/31/2013 144A	10,525,000	10,761,813
NRG Energy, Inc., 8.00%, 12/15/2013 	7,788,000	8,722,560

		46,598,123

Total Corporate Bonds (cost $1,312,757,591)		1,316,943,671

YANKEE OBLIGATIONS-CORPORATE 7.9%
CONSUMER DISCRETIONARY 1.1%
Media 1.1%
IMAX Corp., 9.625%, 12/01/2010	9,950,000	10,223,625

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 þ	11,500,000	11,011,250

FINANCIALS 0.8%
Diversified Financial Services 0.8%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,078,400

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	2,155,000	2,144,225

INFORMATION TECHNOLOGY 1.4%
Electronic Equipment & Instruments 1.4%
Celestica, Inc.:
7.625%, 07/01/2013 þ	5,250,000	5,158,125
7.875%, 07/01/2011 þ	7,805,000	7,902,562

		13,060,687

MATERIALS 1.8%
Metals & Mining 1.5%
Novelis, Inc., 7.25%, 02/15/2015 144A	14,750,000	14,012,500

Paper & Forest Products 0.3%
Abitibi-Consolidated, Inc., 8.85%, 08/01/2030 þ	4,125,000	3,547,500

EVERGREEN INCOME ADVANTAGE FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)
	Principal Amount		Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Rogers Wireless, Inc.:
7.50%, 03/15/2015 þ	$4,350,000	$	4,741,500
9.625%, 05/01/2011	7,000,000		8,120,000

			12,861,500

Total Yankee Obligations-Corporate (cost $76,350,404)			74,939,687

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 þ + • (cost $9,500,000)	9,500,000		1,116,250

	Shares		Value

WARRANTS 0.8%
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
American Tower Escrow Corp., Expiring 08/01/2008 * (cost $1,421,436)	17,500		7,628,317

SHORT-TERM INVESTMENTS 19.9%
MUTUAL FUND SHARES 19.9%
Evergreen Institutional Money Market Fund ø	8,190,936		8,190,936
Navigator Prime Portfolio þþ	180,584,593		180,584,593

Total Short-Term Investments (cost $188,775,529)			188,775,529

Total Investments (cost $1,588,804,960) 167.3%			1,589,403,454
Other Assets and Liabilities and Preferred Shares (67.3%)			(639,459,272)

Net Assets Applicable to Common Shareholders 100.0%		$	949,944,182

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
•	Security which has defaulted on payment of interest and/or principal.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

At January 31, 2006, the Fund had the following open interest rate swap agreements:

		Notional		Cash Flows Paid by	Cash Flows Received	Unrealized
	Expiration	Amount	Counterparty	the Fund	by the Fund	Gain

	7/02/2006	$150,000,000	Merrill Lynch & Co., Inc.	Fixed – 1.95%	Floating-4.39%[1]	$2,052,860
	11/26/2006	105,000,000	Merrill Lynch & Co., Inc.	Fixed – 2.79%	Floating-4.53%[2]	1,769,508
	7/02/2008	100,000,000	JPMorgan Chase & Co.	Fixed – 2.74%	Floating-4.39%[1]	5,037,045
	11/26/2008	65,000,000	Merrill Lynch & Co., Inc.	Fixed – 3.59%	Floating-4.53%[2]	2,125,856

[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 3, 2006 through February 2, 2006.
[2]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 26, 2006 through February 27, 2006.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,588,950,460. The gross unrealized appreciation and depreciation on securities based on tax cost was $30,000,746 and $29,547,752, respectively, with a net unrealized appreciation of $452,994.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis H. Ferro
       _______________________
       Dennis H. Ferro,
       Principal Executive Officer

Date: March 31, 2006

By:  /s/ Kasey Phillips
       ________________________
       Kasey Phillips
       Principal Financial Officer

Date: March 31, 2006